Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) Income
Net Income	$ 21,203	$ 61,832	$ 89,799	$ 84,518
Other comprehensive income / (loss), net of tax
Net change in unrealized (losses) / gains on cash flow hedges	(47)	(3,184)	(1,468)	1,025
Other comprehensive (loss)/ income, net of tax	(47)	(3,184)	(1,468)	1,025
Comprehensive Income	$ 21,156	$ 58,648	$ 88,331	$ 85,543